CONCENTRATIONS (Details Narrative)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Cash and cash equivalents	$ 470,335		$ 182,829
Maximum [Member]
Cash insured amount	$ 70,692	¥ 500,000